Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2020	2019
Land	$7,708,424	$7,708,424
Buildings and Improvements	25,601,331	25,336,734
Furniture and Equipment	13,821,901	12,748,562
Construction in Progress	1,007,552	1,751,176
Total Premises and Equipment	48,139,208	47,544,896
Less: Accumulated Depreciation	(21,563,951)	(20,325,013)
Total Premises and Equipment, Net	$26,575,257	$27,219,883